FAIR VALUE MEASUREMENTS - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Fair value measurements
Available-for-sale Investments	$ 6,801	$ 7,083
Recurring basis
Fair value measurements
Available-for-sale Investments	6,801	7,083
Contingent consideration	2,626	2,846
Outstanding on March 31 year	9,427	9,929
Recurring basis | Level 3
Fair value measurements
Available-for-sale Investments	6,801	7,083
Contingent consideration	2,626	2,846
Outstanding on March 31 year	$ 9,427	$ 9,929